ALLOWANCE FOR DEDUCTIONS FROM REVENUES	6 Months Ended
Jun. 30, 2021
ALLOWANCE FOR DEDUCTIONS FROM REVENUES
ALLOWANCE FOR DEDUCTIONS FROM REVENUES

NOTE 4: - ALLOWANCE FOR DEDUCTIONS FROM REVENUES:

The following table shows the movement of the allowance for deductions from revenues:

	Rebates and patient discount programs	Product returns		Total
	U.S. dollars in thousands
As of January 1, 2021	16,380	1,963		18,343
Increases	41,679	956		42,635
Decreases (utilized)	(33,643)	(576)		(34,219)
Adjustments	(692)	29		(663)
As of June 30, 2021	23,724	2,372		26,096
	(0)	—	—	(0)
	Rebates and patient discount programs	Product returns		Total
	U.S. dollars in thousands
As of January 1, 2020	1,001	266		1,267
Increases	252	392		644
Decreases (utilized)	(372)	(28)		(400)
Adjustments	(698)	26		(672)
As of June 30, 2020	183	656		839

	Rebates and patient discount programs	Product returns		Total
	U.S. dollars in thousands
As of April 1, 2021	20,497	2,180		22,677
Increases	23,873	495		24,368
Decreases (utilized)	(20,614)	(333)		(20,947)
Adjustments	(32)	30		(2)
As of June 30, 2021	23,724	2,372		26,096
	(0)	(0)	—	(0)
	Rebates and patient discount programs	Product returns		Total
	U.S. dollars in thousands
As of April 1, 2020	948	650		1,598
Increases	—	—		—
Decreases (utilized)	(149)	(20)		(169)
Adjustments	(616)	26		(590)
As of June 30, 2020	183	656		839